Average Annual Total Returns - VY BlackRock Inflation Protected Bond Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Bloomberg Barclays U.S. TIPS Index 1 Yr		Class ADV Bloomberg Barclays U.S. TIPS Index 5 Yrs		Class ADV Bloomberg Barclays U.S. TIPS Index 10 Yrs		Class ADV Bloomberg Barclays U.S. TIPS Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays U.S. TIPS Index 1 Yr		Class I Bloomberg Barclays U.S. TIPS Index 5 Yrs		Class I Bloomberg Barclays U.S. TIPS Index 10 Yrs		Class I Bloomberg Barclays U.S. TIPS Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Bloomberg Barclays U.S. TIPS Index 1 Yr		Class S Bloomberg Barclays U.S. TIPS Index 5 Yrs		Class S Bloomberg Barclays U.S. TIPS Index 10 Yrs		Class S Bloomberg Barclays U.S. TIPS Index Since Inception
Total	10.65%	4.15%	2.71%		Apr. 30, 2007	10.99%	[1]	5.08%	[1]	3.81%	[1]	[1]	11.15%	4.75%	3.31%		Apr. 30, 2007	10.99%	[1]	5.08%	[1]	3.81%	[1]	[1]	10.95%	4.50%	3.07%		Apr. 30, 2007	10.99%	[1]	5.08%	[1]	3.81%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.